Lease Obligations (Details)	0 Months Ended	12 Months Ended
	Apr. 30, 2002	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2012 Property and Equipment [Member] USD ($)	Dec. 31, 2011 Property and Equipment [Member] USD ($)
Schedule of Capital and Operating Leased Assets [Line Items]
Assets recorded under capital lease obligations						$ 3,800,000	$ 3,700,000
Accumulated depreciation related to assets under capital lease obligations						1,500,000	1,200,000
Operating lease rent expense		1,800,000	1,700,000	1,700,000
Sublease income from operating leases		300,000	299,000	325,000
Term of capital lease (in years)	20 years
Future minimum payments due under capital leases in years 11-15					409,500
Future minimum payments due under capital leases in years 16-20					452,340